RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2018
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$757,782	$190,537	$125,865

Operating limited partnership rents received in advance	7,685	-	331

Accrued fund management fees not deducted (deducted) for tax purposes	(559,355)	(4,858)	(135,370)

Other	8,148,135	2,718,383	2,672,005

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,090,861)	(183,370)	(249,603)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(282,604)	(834)	(108,272)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(833,095)	(227,703)	(413,562)

Income (loss) for tax return purposes, year ended December 31, 2017	$6,147,687	$2,492,155	$1,891,394

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(9,461)	$452,236	$(1,395)

Operating limited partnership rents received in advance	4,899	2,049	406

Accrued fund management fees not deducted (deducted) for tax purposes	-	(419,127)	-

Other	491,121	938,976	1,327,650

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(113,659)	(495,051)	(49,178)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,699)	(79,199)	(89,600)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,431)	(59,746)	(89,653)

Income (loss) for tax return purposes, year ended December 31, 2017	$325,770	$340,138	$1,098,230

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$(265,827)	$(80,612)	$112,314

Operating limited partnership rents received in advance	(630)	(566)	-

Accrued fund management fees not deducted (deducted) for tax purposes	25,641	34,893	(104,868)

Other	5,890,488	481,964	3,478,500

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,407,777)	(205,277)	(398,454)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(433,030)	(58,090)	(188,917)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(733,778)	(531,704)	(90,001)

Income (loss) for tax return purposes, year ended December 31, 2016	$3,075,087	$(359,392)	$2,808,574

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(78,112)	$(124,922)	$(94,495)

Operating limited partnership rents received in advance	(851)	787	-

Accrued fund management fees not deducted (deducted) for tax purposes	-	95,616	-

Other	1,643,453	229,138	57,433

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(183,320)	(484,896)	(135,830)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,086)	(60,486)	(121,451)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(91,612)	142	(20,603)

Income (loss) for tax return purposes, year ended December 31, 2016	$1,285,472	$(344,621)	$(314,946)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2018, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2017	$(19,825,637)	$(3,229,489)	$(6,626,315)

Estimated share of loss for the three months ended March 31, 2018	(357,921)	(18,909)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	19,817,505	3,285,519	4,909,316

Impairment loss in investment in operating limited partnerships	(1,881,446)	(34,041)	(333,505)

Historic tax credits	-	-	-

Other	2,247,499	(3,080)	2,050,504

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2018, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2017	$(2,141,413)	$(6,259,636)	$(1,568,784)

Estimated share of loss for the three months ended March 31, 2018	(99,965)	(232,601)	(6,446)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,872,436	6,077,395	2,672,839

Impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(228,044)

Historic tax credits	-	-	-

Other	(308,553)	1,378,193	(869,565)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2017, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2016	$(25,676,778)	$(5,498,998)	$(8,845,040)

Estimated share of loss for the three months ended March 31, 2017	(417,413)	(45,842)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	23,818,955	5,101,987	6,031,371

Impairment loss in investment in operating limited partnerships	(2,592,909)	(189,424)	(806,916)

Historic tax credits	5,325,806	-	1,844,836

Other	(457,661)	632,277	1,775,749

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2017, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2016	$(2,502,075)	$(6,141,705)	$(2,688,960)

Estimated share of loss for the three months ended March 31, 2017	(115,146)	(237,589)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,247,701	6,037,627	3,400,269

Impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(310,713)

Historic tax credits	1,100,310	2,062,333	318,327

Other	(1,408,285)	(757,315)	(700,087)

Investments in operating limited partnerships - as reported	$-	$-	$-